ENERGY ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: accumulated depreciation	$ (27,478)	$ (9,138)
Less: foreign translation difference	(103)	(53)
Energy Assets [Member]
Energy assets	288,940	0
Less: accumulated depreciation	(3,703)	0
Less: foreign translation difference	(1)	0
Energy assets, net	$ 285,236	$ 0